                          AIM ASIA PACIFIC GROWTH FUND
                            AIM EUROPEAN GROWTH FUND
                        AIM GLOBAL AGGRESSIVE GROWTH FUND
                             AIM GLOBAL GROWTH FUND
                          AIM INTERNATIONAL GROWTH FUND

              (SERIES PORTFOLIOS OF AIM INTERNATIONAL MUTUAL FUNDS)

                     Supplement dated March 19, 2004 to the
           Statement of Additional Information dated February 27, 2004

The following replaces in its entirety the information appearing in the fifth paragraph under the heading "BROKERAGE ALLOCATION AND OTHER PRACTICES - BROKERAGE SELECTION":

         "AIM may determine target levels of brokerage business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; and (2) the research services provided by the broker. Fund transactions also may be effected through broker-dealers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund's shares for their clients. AIM will not enter into a binding commitment with brokers to place trades with such brokers involving brokerage commissions in precise amounts."

The following replaces in its entirety the information appearing in the second paragraph under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - PAYMENTS TO DEALERS":

         "In addition to, or instead of, amounts paid to dealers as a sales commission, AIM Distributors may, from time to time, at its expense out of its own financial resources or as an expense for which it may be compensated or reimbursed by an AIM Fund under a distribution plan, if applicable, make cash payments to dealer firms as an incentive to sell shares of the funds and/or to promote retention of their customers' assets in the funds. Such cash payments may be calculated on sales of shares of AIM Funds ("Sales-Based Payments"), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of the shares sold. Such cash payments also may be calculated on the average daily net assets of the applicable AIM Fund(s) attributable to that particular dealer ("Asset-Based Payments'), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. AIM Distributors may agree to make such cash payments to a dealer firm in the form of either or both Sales-Based Payments and Asset-Based Payments. AIM Distributors may also make other cash payments to dealer firms in addition to or in lieu of Sales-Based Payments and Asset-Based Payments, in the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives of those dealer firms and their families to places within or outside the United States; meeting fees; entertainment; transaction processing and transmission charges; advertising or other promotional expenses; or other expenses as determined in AIM Distributor's discretion. In certain cases these other payments could be significant to the dealer firms. Any payments described above will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. AIM Distributors determines the cash payments described above in its discretion in response to requests from dealer firms, based on factors it deems relevant. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state."

The following replaces in its entirety the information appearing under the heading "DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS" in APPENDIX I:

                  "During the last fiscal year ended October 31, 2003, each Fund allocated the following amount of transactions to broker-dealers that provided AIM with certain research, statistics and other information:


                                                                                          Related
         Fund                                               Transactions           Brokerage Commissions
         ----                                               ------------           ---------------------
         AIM Asia Pacific Growth Fund                       $     162,113             $       450
         AIM European Growth Fund                              22,224,855                  42,716
         AIM Global Aggressive Growth Fund                     53,258,282                  80,270
         AIM Global Growth Fund                                69,679,872                 120,060
         AIM International Growth Fund                         80,904,692                 138,032

         During the last fiscal year ended October 31, 2003, the Funds did not purchase securities of their "regular" brokers or dealers."

                             INSTITUTIONAL CLASS OF

                          AIM INTERNATIONAL GROWTH FUND

              (SERIES PORTFOLIO OF AIM INTERNATIONAL MUTUAL FUNDS)

                     Supplement dated March 19, 2004 to the
           Statement of Additional Information dated February 27, 2004


The following replaces in its entirety the information appearing in the fifth paragraph under the heading "BROKERAGE ALLOCATION AND OTHER PRACTICES - BROKERAGE SELECTION":


         "AIM may determine target levels of brokerage business with various brokers on behalf of its clients (including the Fund) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; and (2) the research services provided by the broker. Fund transactions also may be effected through broker-dealers that recommend the Fund to their clients, or that act as agent in the purchase of the Fund's shares for their clients. AIM will not enter into a binding commitment with brokers to place trades with such brokers involving brokerage commissions in precise amounts."

The following replaces in its entirety the information appearing under the heading "DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS" in APPENDIX I:

         "During the last fiscal year ended October 31, 2003, the Fund allocated the following amount of transactions to broker-dealers that provided AIM with certain research, statistics and other information:


                                                                           Related
         Fund                                      Transactions      Brokerage Commissions
         ----                                      ------------      ---------------------
         AIM International Growth Fund             $ 80,904,692      $             138,032

         During the last fiscal year ended October 31, 2003, the fund did not purchase securities of its "regular" brokers or dealers."

                     INVESCO INTERNATIONAL CORE EQUITY FUND

              (SERIES PORTFOLIO OF AIM INTERNATIONAL MUTUAL FUNDS)

                     Supplement dated March 19, 2004 to the
           Statement of Additional Information dated February 27, 2004


The following replaces in its entirety the information appearing in the second paragraph under the heading "PURCHASE AND REDEMPTION OF SHARES - PAYMENTS TO DEALERS":

         "In addition to, or instead of, amounts paid to dealers as a sales commission, AIM Distributors may, from time to time, at its expense out of its own financial resources or as an expense for which it may be compensated or reimbursed by an AIM or INVESCO Fund under a distribution plan, if applicable, make cash payments to dealer firms as an incentive to sell shares of the funds and/or to promote retention of their customers' assets in the funds. Such cash payments may be calculated on sales of shares of AIM or INVESCO Funds ("Sales-Based Payments"), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of the shares sold. Such cash payments also may be calculated on the average daily net assets of the applicable AIM or INVESCO Fund(s) attributable to that particular dealer ("Asset-Based Payments'), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. AIM Distributors may agree to make such cash payments to a dealer firm in the form of either or both Sales-Based Payments and Asset-Based Payments. AIM Distributors may also make other cash payments to dealer firms in addition to or in lieu of Sales-Based Payments and Asset-Based Payments, in the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives of those dealer firms and their families to places within or outside the United States; meeting fees; entertainment; transaction processing and transmission charges; advertising or other promotional expenses; or other expenses as determined in AIM Distributor's discretion. In certain cases these other payments could be significant to the dealer firms. Any payments described above will not change the price paid by investors for the purchase of the applicable AIM or INVESCO Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. AIM Distributors determines the cash payments described above in its discretion in response to requests from dealer firms, based on factors it deems relevant. Dealers may not use sales of the AIM or INVESCO Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state."


The following replaces in its entirety the information appearing in the seventh paragraph under the heading "BROKERAGE ALLOCATION AND OTHER PRACTICES":

         "AIM may determine target levels of brokerage business with various brokers on behalf of its clients (including the Fund) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; and (2) the research services provided by the broker. Fund transactions also may be effected through broker-dealers that recommend the Fund to their clients, or that act as agent in the purchase of the Fund's shares for their clients. AIM will not enter into a binding commitment with brokers to place trades with such brokers involving brokerage commissions in precise amounts."


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